Other long-term liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
Schedule Of Other Long Term Liabilities
Other long-term liabilities consist of the following:

	June 30,	December 31,
	2024	2023
Asset retirement obligations	$120,722	$115,611
Advances in aid of construction	84,220	88,135
Contingent liability (note 19(a))	172,283	66,000
Deferred credits and contingent consideration	43,859	40,945
Environmental remediation obligation	37,676	40,772
Customer deposits	35,636	36,294
Lease liabilities	20,024	20,493
Unamortized investment tax credits	17,068	17,255
Contingent development support obligations	7,681	12,666
Hook-up fees	7,510	7,425
Contract adjustment payments (a)	—	39,590
Note payable to related party (note 3(c))	—	25,808
Other	31,128	35,338
	$577,807	$546,332
Less: current portion	(185,314)	(80,458)
	$392,493	$465,874
(a)Contract adjustment payment
In June 2021, the Company sold 23,000,000 Green Equity Units for total gross proceeds of $1,150,000. Total annual distributions on the Green Equity Units are at a rate of 7.75%, consisting of interest on the notes (1.18% per year) and contract adjustment payments under Purchase Contract (6.57% per year). The present value of the contract adjustment payments was estimated at $222,378 and recorded in other liabilities. The contract adjustment payments amount is accreted over the three-year period. These contract adjustment payments fully settled during the second quarter of 2024.